Financial Expenses, Net - Schedule of Financial Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial Services Costs [Abstract]
Changes in derivatives or financial liabilities measured at fair value					$ 333	$ 50
Interest expenses					316	220
Interest in respect of loans to related parties					320	1,081
Other financial income					(2)	(5)
Financial expenses, net	$ 241	$ 104	$ 287	$ 640	$ 967	$ 1,346